Schedule of contractual obligations (Details) - CAD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 1,646,662	$ 689,944	$ 1,024,134
Due to related parties	127,925
Derivative liabilities	111,913
Deferred liabilities - short-term	5,116,125
Deferred liabilities - long-term	5,116,125
Total	12,118,750
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	1,646,662
Due to related parties	127,925
Derivative liabilities	111,913
Deferred liabilities - short-term	5,116,125
Deferred liabilities - long-term	(0)
Total	7,002,625
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	0
Due to related parties	0
Derivative liabilities	0
Deferred liabilities - short-term	0
Deferred liabilities - long-term	5,116,125
Total	5,116,125
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	0
Due to related parties	0
Derivative liabilities	0
Deferred liabilities - short-term	0
Deferred liabilities - long-term	0
Total	$ 0